TRADE RECEIVABLES, NET - Schedule of the Carrying Amount of Trade Receivables (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule Of The Carrying Amount Of Trade Receivables Abstract
Carrying amount of trade receivables transferred to an agent	$ 6,161,399	$ 3,308,037
Carrying amount of associated liabilities	$ 3,978,394	$ 2,397,078